Consolidated Statements of Puttable Preferred Shares and Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividends per common share (in dollar per share)	$ 0.50	$ 0.50	$ 0.50
Series D
Dividends per preferred share (in dollar per share)	2.00	2.00	2.00
Series E
Dividends per preferred share (in dollar per share)		1.38	2.06
Series G
Dividends per preferred share (in dollar per share)		1.37	2.05
Series H
Dividends per preferred share (in dollar per share)	1.96	1.97	1.97
Series I
Dividends per preferred share (in dollar per share)	2.00	2.00	$ 2.00
Series J
Dividends per preferred share (in dollar per share)	$ 1.76	$ 0.68